PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
At cost:
Land	—	855,310
Buildings	4,382,469	5,964,048
Data center equipment	4,225,963	5,567,606
Leasehold improvement	4,239,601	6,111,733
Furniture and office equipment	45,057	61,974
Vehicles	4,086	4,115
	12,897,176	18,564,786
Less: Accumulated depreciation	(1,534,368)	(2,580,320)
	11,362,808	15,984,466
Construction in progress	2,632,137	3,200,173
Property and equipment, net	13,994,945	19,184,639
(1)	The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB4,570,666 and RMB6,070,349 as of December 31, 2018 and 2019, respectively.
(2)	Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB352,480, RMB682,451 and RMB1,057,171 for the years ended December 31, 2017, 2018 and 2019, respectively, and included in the following captions:

	Years ended December 31,
	2017	2018	2019

Cost of revenue	345,025	674,560	1,045,446
General and administrative expenses	6,902	7,319	10,448
Research and development expenses	553	572	1,277
	352,480	682,451	1,057,171

(3)	Property and equipment with net a book value of RMB1,716,736 and RMB2,493,872 was pledged as security for bank loans (note 9) as of December 31, 2018 and 2019, respectively.
(4)	As of December 31, 2018 and 2019, payables for purchase of property and equipment that are contractually due beyond one year of RMB206,591 and RMB231,458 are recorded in other long-term liabilities in the consolidated balance sheets.